Postretirement Health Care Plan Change in Accumulated in Postretirement Benefits (Detail) (Other Postretirement Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Postretirement Plan
Schedule of Defined Benefit Plan Change in Accumulated Post Retirement Benefit Obligation [Line Items]
Beginning Balance	$ 54.5	$ 51.3
Service Cost	0.2	0.4	0.8
Interest Cost	1.3	2.8	2.8
Actuarial Loss (Gain)	4.5	(0.2)
Gross Benefits Paid	(4.1)	(0.4)
Medicare Subsidy	0.9	0.6
Plan Change	(26.7)
Ending Balance	$ 30.6	$ 54.5	$ 51.3